Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 18,808,458		$ 32,478,948			$ 27,787,314
Restricted cash	302,970		1,004,142			720,703
Accounts receivable (including amounts with related parties)	6,138,747		11,200,252			3,339,897
Prepaid expenses and other current assets	3,087,674		1,364,162			1,137,739
Total current assets	28,337,849		46,047,504			32,985,653
Noncurrent restricted cash			0			300,000
Property and equipment, net	687,134		535,384			626,278
Operating lease right-of-use assets	2,637,802		2,210,253
Capitalized software, net	12,079,577		8,054,367			5,868,915
Other assets	325,782		183,718			546,874
Total assets	44,068,144		57,031,226			40,327,720
Current liabilities:
Accounts payable	3,624,172		4,401,874			423,414
Accrued expenses and other liabilities	6,513,335		8,762,839			1,686,142
Deferred revenue	5,734,747		5,136,457			3,561,778
Deferred rent						478,603
Total current liabilities	15,872,254		18,301,170			6,149,937
Long-term liabilities:
Long-term deferred revenue	735,994		427,667			1,370,834
Operating lease liabilities	1,828,496		1,127,837
Other long-term liabilities	1,168,312		223,619
Total liabilities	19,605,056		20,080,293			8,029,973
Commitments and contingencies (Note 14)
Redeemable preferred stock:
Redeemable convertible preferred stock, $0.0001 par value; 41,692,230 shares authorized, 41,587,368 issued and outstanding at June 30, 2021 and December 31, 2020	143,086,271		143,086,271			106,884,111
Stockholders' deficit:
Common stock, $0.0001 par value; 74,666,115 shares authorized, 4,488,416 and 2,765,097 issued and outstanding at June 30, 2021 and December 31, 2020, respectively	1,028		856			839
Additional paid-in capital	3,663,679		1,611,049			1,374,319
Accumulated deficit	(122,287,890)		(107,747,243)			(75,961,522)
Total stockholders' deficit	(118,623,183)	$ (112,403,451)	(106,135,338)	$ (86,394,680)	$ (80,397,819)	(74,586,364)	$ (56,550,017)
Total liabilities, preferred stock and stockholders' deficit	$ 44,068,144		$ 57,031,226			$ 40,327,720